Primary and secondary segments reporting - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business segments
Net interest income	€ 31,994	€ 35,283	€ 34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	83	636	801
Total income	44,279	49,229	48,424
Administrative expenses, depreciation and amortisation	(21,130)	(23,280)	(22,779)
Profit from operations	23,149	25,949	25,645
Net loan-loss provisions	(12,432)	(9,321)	(8,873)
Other gains (losses) and provisions	(12,793)	(4,085)	(2,571)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Income tax	(5,632)	(4,427)	(4,886)
Profit/(loss) from continuing operations	(7,708)	8,116	9,315
Profit from discontinued operations (net)	0	0	0
Profit/(loss) for the year	(7,708)	8,116	9,315
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Profit attributable to the parent	(8,771)	6,515	7,810
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	50	31	113
Change in valuation of goodwill from acquisitions	10,100
Restructuring costs, net of tax	1,114	864
Other charges	138
Provisions intangible assets and other		174
Gain on integration of custody business		693
Proceeds from sale of equity method investment	182	686	2,327
Banco Popular Espanol, S.A.
Business segments
Restructuring costs, net of tax			300
Banco Popular Espanol, S.A. | Corporate product center
Business segments
Restructuring costs, net of tax			40
Retail and Private Banking Business of Deutsche Bank Polska SA
Business segments
Goodwill impairment, net of tax			45
Prisma
Business segments
Gain on sale of holdings in joint venture		136
Spain
Business segments
Change in valuation of deferred tax asset	2,500
Losses related to real estate business		405
Spain | Banco Popular Espanol, S.A.
Business segments
Restructuring costs, net of tax			280
Brazil
Business segments
Tax effect from change in tax rate		551
Portugal | Banco Popular Espanol, S.A.
Business segments
Restructuring costs, net of tax			20
Santander UK plc
Business segments
Goodwill impairment, net of tax		1,491
Provisions for PPI		183
Operating segment
Business segments
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	404	901	801
Total income	44,600	49,494	48,424
Administrative expenses, depreciation and amortisation	(20,967)	(23,280)	(22,779)
Profit from operations	23,633	26,214	25,645
Net loan-loss provisions	(12,174)	(9,321)	(8,873)
Other gains (losses) and provisions	(1,785)	(1,964)	(1,995)
Operating profit/(loss) before tax	9,674	14,929	14,777
Income tax	(3,516)	(5,103)	(5,230)
Profit/(loss) from continuing operations	6,158	9,826	9,547
Profit from discontinued operations (net)	0	0	0
Profit/(loss) for the year	6,158	9,826	9,547
Profit/(loss) attributable to non-controlling interests	1,077	1,574	1,483
Profit attributable to the parent	5,081	8,252	8,064
Adjustments
Business segments
Net interest income	0	0	0
Net fee income	0	0	0
Gains (losses) on financial transactions	0	0	0
Other operating income	(321)	(265)	0
Total income	(321)	(265)	0
Administrative expenses, depreciation and amortisation	(163)	0	0
Profit from operations	(484)	(265)	0
Net loan-loss provisions	(258)	0	0
Other gains (losses) and provisions	(11,008)	(2,121)	(576)
Operating profit/(loss) before tax	(11,750)	(2,386)	(576)
Income tax	(2,116)	676	344
Profit/(loss) from continuing operations	(13,866)
Profit from discontinued operations (net)	0
Profit/(loss) for the year	(13,866)	(1,710)	(232)
Profit/(loss) attributable to non-controlling interests	(14)	27	22
Profit attributable to the parent	€ (13,852)	€ (1,737)	€ (254)